SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENT
NOTE 13: -     SUBSEQUENT EVENT

Due to the continued weakness in Vexigo’s business, during April 2018 the Company’s board of directors decided that it will either sell the Vexigo business or discontinue its operations in the near term.